Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,984,375
Proposed Maximum Offering Price per Unit	16
Maximum Aggregate Offering Price	$ 143,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,008.13
Offering Note
(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form
S-3
(File
No. 333-281194)
on August 1, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.
(2) Includes 1,171,875 shares of common stock that the underwriters have an option to purchase.